Investments accounted for using the equity method - Carrying value of associates (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TOGG
Associates
Investments in associates	₺ 3,567,677	₺ 6,929,473